Basis of Presentation, Bank Premises and Equipment (Details)	Dec. 31, 2024
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Premises and equipment, useful life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Premises and equipment, useful life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Premises and equipment, useful life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Premises and equipment, useful life	7 years